AVAILABLE FOR SALE SECURITIES	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
INVESTMENTS IN DEBT AND EQUITY SECURITIES

Marketable securities held by the Company consist of corporate bonds and equity securities.

(in thousands of $)	2018	2017
Amortized cost	76,234	194,184
Accumulated net unrealized (loss)/gain	10,940	(100,382)
Carrying value	87,174	93,802

	Year ended December 31, 2018			Year ended December 31, 2017
(in thousands of $)	Amortised Cost	Unrealised gains/ (losses)*	Fair value	Amortised Cost	Unrealised gains/ (losses)*	Fair value
Corporate Bonds:
Golden Close Senior	—	—	—	17,754	(2,240)	15,514
Golden Close Convertible	—	—	—	9,960	—	9,960
Golden Close Super Senior	—	—	—	2,561	347	2,908
NorAm Drilling	4,715	477	5,192	5,181	293	5,474
Oro Negro	7,886	167	8,053	7,886	—	7,886
Total corporate bonds	12,601	644	13,245	43,342	(1,600)	41,742
Shares:
Frontline	50,490	10,340	60,830	150,004	(99,514)	50,490
NorAm Drilling	3,035	893	3,928	730	732	1,462
Golden Close	108	(108)	—	108	—	108
ADS Crude Carriers	10,000	(829)	9,171	—	—	—
Total shares	63,633	10,296	73,929	150,842	(98,782)	52,060
Total	76,234	10,940	87,174	194,184	(100,382)	93,802

* This includes foreign currency gains or losses on non U.S. dollar denominated equity investments in addition to the changes in the fair value from market prices movements.

The investments in corporate bonds at December 31, 2018, consist of investments in Oro Negro and NorAm Drilling Company AS ("NorAm Drilling") bonds which have a total carrying value of $13.2 million (2017: $41.7 million, including investments in Golden Close Corp. Ltd. ("Golden Close") bonds) and have maturities in 2019 and 2021, respectively. The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income". The accumulated net unrealized gain on these available-for-sale corporate debt securities included in "Other comprehensive income" at December 31, 2018, was $0.6 million (2017: loss of $1.6 million).

Following the adoption of ASU 2016-01 from January 2018, the Company now recognizes any changes in the fair value of equity investments in net income. The adoption of the standard resulted in a net unrealized gain of $12.3 million recorded in the consolidated statement of operations for the year ended December 31, 2018. See also Recently Adopted Accounting Standards within Note 2.

The investments in shares at December 31, 2018, consist of listed shares in Frontline with a carrying value of $60.8 million (2017: $50.5 million) (see Note 24: Related party transactions), shares in NorAm Drilling traded in the Norwegian Over the Counter market ("OTC") market with a carrying value of $3.9 million (2017: $1.5 million) and shares in Golden Close, previously traded in the Norwegian OTC market with a carrying value of $nil (2017: $0.1 million).

During the year ended December 31, 2018, the Company acquired 4,031,800 shares in ADS, a recently formed company in 2018 trading on the Oslo Merkur Market and a related party. The investment in ADS shares were purchased for $10.0 million and have a carrying value of $9.2 million at December 31, 2018 (2017: $nil). See also Note 24: Related party transactions.

In November 2018 NorAm Drilling undertook a share consolidation of 20:1, resulting in a revised investment of 601,023 shares. On the same day NorAm Drilling participated in a rights issue, increasing the Company's investment in shares by 623,447 shares. In December 2018, the Company acquired an additional 41,756 shares bringing the total investment in NorAm Drilling to 1,266,226 shares with a fair value of $3.9 million at December 31, 2018 (2017: $1.5 million).

During the year ended December 31, 2018, Golden Close initiated liquidation proceedings. As a result of this, the Company received total proceeds of $45.6 million in settlement of its total investment, resulting in an overall net gain of $13.5 million. As at December 31, 2018, the net investment in Golden Close debt and equity securities is $nil (2017: $28.5 million).

In December 2017, the Company determined that the shares in Golden Close were other-than-temporarily impaired and recorded $3.9 million impairment charge in a separate line in the consolidated statement of operations for the year ended December 31, 2017.

	Year ended December 31, 2018			Year ended December 31, 2017
(in thousands of $)	Amortised Cost	Unrealised gains/ (losses)*	Fair value	Amortised Cost	Unrealised gains/ (losses)*	Fair value
Corporate Bonds:
Golden Close Senior	—	—	—	17,754	(2,240)	15,514
Golden Close Convertible	—	—	—	9,960	—	9,960
Golden Close Super Senior	—	—	—	2,561	347	2,908
NorAm Drilling	4,715	477	5,192	5,181	293	5,474
Oro Negro	7,886	167	8,053	7,886	—	7,886
Total corporate bonds	12,601	644	13,245	43,342	(1,600)	41,742
Shares:
Frontline	50,490	10,340	60,830	150,004	(99,514)	50,490
NorAm Drilling	3,035	893	3,928	730	732	1,462
Golden Close	108	(108)	—	108	—	108
ADS Crude Carriers	10,000	(829)	9,171	—	—	—
Total shares	63,633	10,296	73,929	150,842	(98,782)	52,060
Total	76,234	10,940	87,174	194,184	(100,382)	93,802

* This includes foreign currency gains or losses on non U.S. dollar denominated equity investments in addition to the changes in the fair value from market prices movements.